Debt Debt (Unsecured Senior Notes Due 2020, net) (Details) (USD $) In Millions, unless otherwise specified		12 Months Ended
	Jan. 11, 2010	Dec. 31, 2011 Unsecured Senior Notes Due Twenty Twenty [Member]
Debt Disclosure [Line Items]
Issuance date		2010-04-29
Long Term Debt Redemption Percentage Of Principal		100.00%
Spread over adjusted treasury rate		40.00%
Senior Notes Due Twenty Twenty Exchange Date		2011-01-12
Aggregate principal amount		$ 250.0
Senior Notes Due Twenty Twenty Outstanding Principal Amount At Exchange Date		100.00%
Interest rate	3.75%	6.125%
Percentage Of Long Term Debt Principal Paid By Underwriters		98.977%
Payable dates		April 15 and October 15
Debt Instrument, Date of First Required Payment		2010-10-15